SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Aug. 31, 2022 Share $ / shares	Aug. 31, 2021 Share	Aug. 31, 2020 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	3,666,671	3,808,521	3,182,500
Number of share options exercisable in share-based payment arrangement	1,437,337
Weighted average remaining contractual life of outstanding share options	3 years 1 month 20 days
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	967,167
Number of share options exercisable in share-based payment arrangement	332,500
Exercise price of outstanding share options | $ / shares	$ 6.58
Weighted average remaining contractual life of outstanding share options	3 years 3 months 18 days
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	99,000
Number of share options exercisable in share-based payment arrangement	66,000
Exercise price of outstanding share options | $ / shares	$ 3.9
Weighted average remaining contractual life of outstanding share options	3 years 11 months 8 days
Options outstanding 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	42,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 3.4
Weighted average remaining contractual life of outstanding share options	4 years 21 days
Options outstanding 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	666,836
Number of share options exercisable in share-based payment arrangement	666,836
Exercise price of outstanding share options | $ / shares	$ 2.61
Weighted average remaining contractual life of outstanding share options	1 year 7 months 9 days
Options outstanding 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	21,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 2.52
Weighted average remaining contractual life of outstanding share options	4 years 6 months
Options outstanding 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,165,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 2.32
Weighted average remaining contractual life of outstanding share options	4 years 3 months 14 days
Options outstanding 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	705,668
Number of share options exercisable in share-based payment arrangement	372,001
Exercise price of outstanding share options | $ / shares	$ 1.81
Weighted average remaining contractual life of outstanding share options	2 years 3 months 3 days